Schedule of derivative financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Aircraft fuel	R$ 2,631,900	R$ 2,025,701	R$ 4,047,344
Aircraft Fuel - Operating Costs [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Rights (obligations) with derivatives as of beginning		34,166
Gains (losses) recognized in income (expenses)
Gains (losses) recognized as exchange variation	98,821
Gains (losses) recognized in equity valuation adjustments	(126,097)
Settlements (payments received) during the year	6,890
Derivative assets - Current	4,936
Derivative assets - Noncurrent	1,954
Balances as of ending	(9,228)	(164,789)
Fair value adjustments during the year	98,821
Net reversal to income (expenses)	56,740
Effects on income (expenses)		(56,740)
Aircraft fuel		(60,968)
Financial results - Derivative financial instruments		4,228
Interest Rate Risk Derivative Contracts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Rights (obligations) with derivatives as of beginning
Gains (losses) recognized in income (expenses)
Balances as of ending	(296,829)	(303,207)
Net reversal to income (expenses)	6,378
Financial results - Derivative financial instruments		(6,378)
Foreign Currency Risk Derivatives [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Rights (obligations) with derivatives as of beginning		1,683
Gains (losses) recognized in income (expenses)	635
Settlements (payments received) during the year	(2,318)
Financial results - Derivative financial instruments		635
Capped Call [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Rights (obligations) with derivatives as of beginning	107,170	87,663
Gains (losses) recognized in income (expenses)	19,507
Derivative assets - Noncurrent	107,170
Financial results - Derivative financial instruments		13,463
Financial results - Monetary and foreign exchange variations		6,044
Exchangeable Senior Notes [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Rights (obligations) with derivatives as of beginning		(346,030)
Gains (losses) recognized in income (expenses)	183,462
Loans and financing	(162,568)
Financial results - Derivative financial instruments		186,804
Financial results - Monetary and foreign exchange variations		(3,342)
Revenue Hedge [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Rights (obligations) with derivatives as of beginning
Gains (losses) recognized in income (expenses)
Balances as of ending	(612,744)	(843,080)
Adjustments of hedge accounting of revenue	222,873
Net reversal to income (expenses)	7,463
Net revenue		(6,640)
Financial results - Monetary and foreign exchange variations		(223,696)
Hedging Instruments 1 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Rights (obligations) with derivatives as of beginning	(48,508)	(222,518)
Gains (losses) recognized in income (expenses)	203,604
Gains (losses) recognized in equity valuation adjustments	98,821
Settlements (payments received) during the year	(128,415)
Derivative assets - Current	4,936
Derivative assets - Noncurrent	109,124
Loans and financing	(162,568)
Balances as of ending	(918,801)	(1,311,076)
Fair value adjustments during the year	98,821
Adjustments of hedge accounting of revenue	222,873
Net reversal to income (expenses)	R$ 70,581
Net revenue		(6,640)
Aircraft fuel		(60,968)
Financial results - Derivative financial instruments		198,752
Financial results - Monetary and foreign exchange variations		R$ (220,994)